Average Annual Total Returns - VIPValuePortfolio-InvestorPRO - VIPValuePortfolio-InvestorPRO - VIP Value Portfolio	Apr. 29, 2024
VIP Value Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.68%
Past 5 years	15.90%
Past 10 years	9.90%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%